SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		4 Months Ended
	Oct. 27, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Offering costs paid		$ 425,433
Unrecognized Tax Benefits		0
Unrecognized tax benefits accrued for interest and penalties		$ 0
Warrant
Subsidiary, Sale of Stock [Line Items]
Antidilutive securities excluded from the computation of earnings per share		14,166,666
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Offering costs paid	$ 15,714,288	$ 15,714,288